Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
3.	Goodwill and Intangible Assets

Goodwill

There was no change in Goodwill as of June 30, 2017 and March 31, 2017.

Intangible Assets, Net

Intangible assets, net consisted of the following:

	Weighted	Gross		Net
	Average	June 30,	Accumulated	June 30,
	Life (Yrs.)	2017	Amortization	2017
Indefinite Lived Assets:
Medicare License	N/A	$704,000	$-	$704,000

Amortized Intangible Assets:
Acquired Technology	5	1,312,500	(328,125)	984,375
Network Relationships	5	220,000	(128,333)	91,667
Trade Name	5	102,000	(59,500)	42,500
		$2,338,500	$(515,958)	$1,822,542

	Weighted	Gross		Net
	Average	March 31,	Accumulated	March 31,
	Life (Yrs.)	2017	Amortization	2017
Indefinite Lived Assets:
Medicare License	N/A	$704,000	$-	$704,000

Amortized Intangible Assets:
Acquired Technology	5	1,312,500	(262,500)	1,050,000
Non-Compete	4	94,672	(94,672)	-
Network Relationships	5	220,000	(117,331)	102,669
Trade Name	5	145,017	(97,417)	47,600
		$2,476,189	$(571,920)	$1,904,269

There were no additions to the intangible assets in the three months ended June 30, 2017. The amortization expense for the three months ended June 30, 2017 and 2016 was approximately $82,000 and $95,000, respectively.

The following table summarizes the approximate expected future amortization expense as of June 30, 2017 of definite-lived intangible assets for each for the four fiscal years ending March 31 thereafter:

2018 (remaining 9 months)	$245,000
2019	327,000
2020	284,000
2021	262,542
$1,118,542

4. Goodwill and Intangible Assets

Goodwill

The following is a summary of goodwill activity:

Balance at April 1, 2015	$2,168,833
Decrease from disposal of ACC assets	(461,500)
Impairment loss in AKM	(83,943)
Other	(907)
Balance at March 31, 2016	1,622,483

Balance at March 31, 2017	1,622,483

Intangible Assets, Net

Intangible assets, net consisted of the following:

	Weighted	Gross			Gross		Net
	Average	March 31,		Impairment/	March 31,	Accumulated	March 31,
	Life (Yrs)	2016	Additions	Disposal	2017	Amortization	2017
Indefinite Lived Assets:
Medicare License		$704,000	$-	$-	$704,000	$-	$704,000
Amortized intangible assets:
Acquired Technology	5	1,312,500	-	-	1,312,500	(262,500)	1,050,000
Non-compete	4	117,000	-	(22,328)	94,672	(94,672)	-
Network relationships	5	220,000	-	-	220,000	(117,331)	102,669
Trade name	5	191,000	-	(45,983)	145,017	(97,417)	47,600
		$2,544,500	$-	$(68,311)	$2,476,189	$(571,920)	$1,904,269

	Weighted	Gross			Gross		Net
	Average	March 31,		Impairment/	March 31,	Accumulated	March 31,
	Life (Yrs)	2015	Additions	Disposal	2016	Amortization	2016
Indefinite Lived Assets:
Medicare License		$704,000	$-	$-	$704,000	$-	$704,000
Amortized intangible assets:
Acquired Technology	5	-	1,312,500	-	1,312,500	-	1,312,500
Exclusivity	4	40,000	-	(40,000)	-	-	-
Non-compete	4	185,400	-	(68,400)	117,000	(58,738)	58,262
Payor relationships	5	107,000	-	(107,000)	-	-	-
Network relationships	5	220,000	-	-	220,000	(73,333)	146,667
Trade name	5	257,000	-	(66,000)	191,000	(59,217)	131,783
		$1,513,400	$1,312,500	$(281,400)	$2,544,500	$(191,288)	$2,353,212

The acquired technology of $1,312,500 was placed into service in April 2016 and the related amortization has been included in the table above from that date.

Included in depreciation and amortization on the consolidated statements of operations is amortization expense of $380,632 and $185,776 for the years ended March 31, 2017 and 2016, respectively.

During the year ended March 31, 2017, the Company recorded an impairment charge on intangible assets of $68,311 in general and administrative expenses as the carrying amount was determined not to be recoverable.

On March 1, 2016, the Company sold substantially all the assets of ACC to an unrelated third party. In connection with the sale, the Company received cash of $10,000 and issued a note receivable in the amount of $51,000, of which $5,000 was repaid prior to year-end. The Company recognized a loss on disposal of $476,745 related to this transaction, which included the write-off of the remaining goodwill and intangible assets of ACC in the amount of $461,500 and $27,427, respectively. In addition, management determined that the remaining goodwill and intangible assets of AKM in the amount of $83,943 and $123,342, respectively, was not recoverable. Accordingly, the Company recorded an impairment charge in the aggregate amount of $207,285 in general and administrative expenses for the year ended March 31, 2016.

Future amortization expense is estimated to be approximately as follows for each for the five years ending March 31 thereafter:

2018	$327,000
2019	327,000
2020	284,000
2021	262,269

$1,200,269